25. EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings per share
25. EARNINGS PER SHARE
25.1	Disclosures on basic earnings (losses) per share

Basic earnings per share is calculated by dividing net income for the period attributable to Company’s shareholders by the weighted average of the number of outstanding common shares during the year.

As indicated, the basic earnings per share was:

basic earnings per share	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$	As of December 31, 2015 ThCh$
Net income attributable to equity holders of the Parent	49,574,670	47,931,093	49,797,379

	As of December 31, 2017 Units	As of December 31, 2016 Units	As of December 31, 2015 Units
Number of ordinary shares outstanding	747,005,982	747,005,982	747,005,982

	As of December 31, 2017 Ch$	As of December 31, 2016 Ch$	As of December 31, 2015 Ch$
Basic earnings per share	66.36	64.16	66.66

25.2	Disclosures on diluted earnings per share

The company has not performed any type of operation of potential diluted effect which supposes a diluted benefit per share other than the common benefit per share.